Share Capital - Summary of Ordinary Shares (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 € / shares	Dec. 14, 2022 $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.000001
Shares restated to reflect the exchange ratio	0.26926188
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share | (per share)		€ 1	$ 11.5		€ 1
Series B Preferred Stock [Member]
Disclosure of classes of share capital [line items]
Par value per share				€ 1
Class B Nonvoting [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Par value per share				€ 0.0001
FFG Collateral Share [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares	$ 0.0001
Issuance Of FFG Collateral Share [Member] | FFG Collateral Share [Member]
Disclosure of classes of share capital [line items]
Par value per share		€ 0.0001